EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Exploration And Evaluation Assets
Schdule of Exploration and Evaluation Assets

	Durango, Mexico	British Columbia & Yukon, Canada	Total

Balance, January 1, 2017	$7,979	$22,813	$30,792

Costs incurred during 2017:
Mine and camp costs	-	4,301	4,301
Provision for reclamation	-	3,762	3,762
Effect of movements in exchange rates	555	1,604	2,159
Drilling and exploration	418	348	766
Depreciation of plant and equipment	-	716	716
Interest and financing costs	-	377	377
Geological and related services	-	264	264
Water treatment and tailing storage facility costs	-	224	224
Assessments and taxes	82	97	179
Mineral exploration tax credit	-	(202)	(202)

Balance, December 31, 2017	$9,034	$34,304	$43,338
Costs incurred during 2018:
Mine and camp costs	-	3,143	3,143
Drilling and exploration	346	1,142	1,488
Depreciation of plant and equipment	-	540	540
Interest and other costs	-	414	414
Geological and related services	-	205	205
Water treatment and tailing storage facility costs	-	53	53
Assessments and taxes	86	29	115
Assays	-	13	13
Effect of movements in exchange rates	226	(2,754)	(2,528)

Balance, December 31, 2018	$9,692	$37,089	$46,781